Subsidiary Guarantor Information (Tables)	6 Months Ended
Jun. 30, 2024
Supplemental Information [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities
The following table sets forth, as of June 30, 2024, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:

Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	168,625
The following table sets forth, as of June 30, 2024, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,980,570
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,009,043
5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374
6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,787,190
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663

Supplemental Statement of Financial Position
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of June 30, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	14,751,338	Ps.	10,716,940	Ps.	41,267,253	Ps.	—	Ps.	66,735,531
Trade and other accounts receivable, derivative financial instruments and other current assets	39,633,319		140,453,867		115,202,685		—		295,289,871
Accounts receivable—inter-company	2,137,700,397		1,224,287,867		253,034,414		(3,615,022,678)		—
Inventories	1,910,970		58,343,396		43,303,839		—		103,558,205
Total current assets	2,193,996,024		1,433,802,070		452,808,191		(3,615,022,678)		465,583,607
Long-term receivables—intercompany	1,329,255,786		—		841,312		(1,330,097,098)		—
Investments in joint ventures and associates	(1,321,194,198)		344,308,140		261,674,954		717,264,815		2,053,711
Wells, pipelines, properties, plant and equipment-net	7,063,341		1,161,640,439		368,448,074		—		1,537,151,854
Long-term notes receivables	—		820,812		174,457		—		995,269
Right of use	753,386		39,896,092		3,566,399		—		44,215,877
Deferred taxes	50,248,401		102,541,322		7,249,285		—		160,039,008
Intangible assets	159,317		20,911,948		1,154,714		—		22,225,979
Mexican Government Bonds	24,761,455		—		—		—		24,761,455
Other assets	—		2,387,817		8,796,886		—		11,184,703
Total assets	Ps.	2,285,043,512	Ps.	3,106,308,640	Ps.	1,104,714,272	Ps.	(4,227,854,961)	Ps.	2,268,211,463
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	324,150,510	Ps.	19,973,799	Ps.	52,177,168	Ps.	—	Ps.	396,301,477
Accounts payable—inter-company	1,819,564,500		1,637,783,717		157,601,891		(3,614,950,108)		—
Other current liabilities	65,026,042		462,313,258		88,960,767		—		616,300,067
Total current liabilities	2,208,741,052		2,120,070,774		298,739,826		(3,614,950,108)		1,012,601,544
Long-term debt	1,370,591,752		18,170,384		41,485,014		—		1,430,247,150
Long-term payables—inter-company	—		1,329,255,786		913,881		(1,330,169,667)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	311,320,480		1,098,675,190		21,116,546		—		1,431,112,216
Total liabilities	3,890,653,284		4,566,172,134		362,255,267		(4,945,119,775)		3,873,960,910
Equity (deficit), net	(1,605,609,772)		(1,459,863,494)		742,459,005		717,264,814		(1,605,749,447)
Total liabilities and equity	Ps.	2,285,043,512	Ps.	3,106,308,640	Ps.	1,104,714,272	Ps.	(4,227,854,961)	Ps.	2,268,211,463
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	21,332,062	Ps.	8,121,798	Ps.	39,293,516	Ps.	—	Ps.	68,747,376
Trade and other accounts receivable, derivative financial instruments and other current assets	44,210,424		223,619,697		89,927,257		—		357,757,378
Accounts receivable—inter-company	1,779,552,352		1,084,854,020		209,158,202		(3,073,564,574)		—
Inventories	1,657,768		68,635,820		41,742,404		—		112,035,992
Total current assets	1,846,752,606		1,385,231,335		380,121,379		(3,073,564,574)		538,540,746
Long-term receivables—intercompany	1,255,133,079		—		947,917		(1,256,080,996)		—
Investments in joint ventures and associates	(1,193,893,056)		273,172,532		232,597,274		689,978,053		1,854,803
Wells, pipelines, properties, plant and equipment-net	6,883,032		1,152,610,684		322,828,450		—		1,482,322,166
Long-term notes receivables	—		998,352		181,354		—		1,179,706
Right of use	1,054,650		38,529,258		3,619,272		—		43,203,180
Deferred taxes	53,872,835		108,283,638		7,758,247		—		169,914,720
Intangible assets	30,385		19,267,774		1,052,660		—		20,350,819
Mexican Government Bonds	35,495,104		—		—				35,495,104
Other assets	—		2,223,837		8,390,255		—		10,614,092
Total assets	Ps.	2,005,328,635	Ps.	2,980,317,410	Ps.	957,496,808	Ps.	(3,639,667,517)	Ps.	2,303,475,336
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	407,016,329	Ps.	17,773,661	Ps.	52,431,604	Ps.	—	Ps.	477,221,594
Accounts payable—inter-company	1,611,866,944		1,353,441,870		108,185,471		(3,073,494,285)		—
Other current liabilities	49,017,649		491,387,451		106,090,967		—		646,496,067
Total current liabilities	2,067,900,922		1,862,602,982		266,708,042		(3,073,494,285)		1,123,717,661
Long-term debt	1,255,500,049		17,755,058		43,993,656		—		1,317,248,763
Long-term payables—inter-company	—		1,255,133,079		1,018,205		(1,256,151,284)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	334,789,836		1,162,988,573		17,709,313		—		1,515,487,722
Total liabilities	3,658,190,807		4,298,479,692		329,429,216		(4,329,645,569)		3,956,454,146
Equity (deficit), net	(1,652,862,172)		(1,318,162,282)		628,067,592		689,978,052		(1,652,978,810)
Total liabilities and equity	Ps.	2,005,328,635	Ps.	2,980,317,410	Ps.	957,496,808	Ps.	(3,639,667,517)	Ps.	2,303,475,336

Supplemental Statement of Comprehensive Income
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the six-month period ended June 30, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net revenues	Ps.	—	Ps.	922,654,418	Ps.	599,358,534	Ps.	(707,948,644)	Ps.	814,064,308
Services income	20,681,143		49,294,906		13,064,472		(81,678,384)		1,362,137
Total revenues	20,681,143		971,949,324		612,423,006		(789,627,028)		815,426,445
(Impairment) of wells, pipelines, properties, plant and equipment	—		(17,548,991)		—		—		(17,548,991)
Cost of sales	550,181		858,074,658		596,831,047		(769,704,563)		685,751,323
Gross income	20,130,962		96,325,675		15,591,959		(19,922,465)		112,126,131
Total general expenses	40,794,643		65,349,242		5,901,087		(19,835,896)		92,209,076
Other revenues (expenses), net	81,479		3,706,307		1,255,082		85,701		5,128,569
Operating income	(20,582,202)		34,682,740		10,945,954		(868)		25,045,624
Financing cost, net	429,937		(73,633,870)		(3,486,285)		870		(76,689,348)
Foreign exchange (loss) income, net	21,003,651		(145,304,741)		(1,994,052)		—		(126,295,142)
Profit (loss) sharing in joint ventures and associates	(260,831,141)		(373,953)		4,459,890		257,010,420		265,216
Income (loss) before duties, taxes and other	(259,979,755)		(184,629,824)		9,925,507		257,010,422		(177,673,650)
Total taxes, duties and other	8,639,331		80,418,825		1,915,551		—		90,973,707
Net (loss)income for the period	(268,619,086)		(265,048,649)		8,009,956		257,010,422		(268,647,357)
Total other comprehensive result	36,555,131		94,543,031		39,778,558		—		170,876,720
Total comprehensive (loss) income	Ps.	(232,063,955)	Ps.	(170,505,618)	Ps.	47,788,514	Ps.	257,010,422	Ps.	(97,770,637)
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the six-month period ended June 30, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net revenues	Ps.	—	Ps.	964,612,744	Ps.	535,421,693	Ps.	(669,541,501)	Ps.	830,492,936
Services income	45,035,270		58,406,395		8,823,442		(110,162,204)		2,102,903
Total revenues	45,035,270		1,023,019,139		544,245,135		(779,703,705)		832,595,839
(Impairment) of wells, pipelines, properties, plant and equipment	—		(66,084,491)		—		—		(66,084,491)
Cost of sales	460,531		842,537,312		523,106,568		(733,559,272)		632,545,139
Gross income	44,574,739		114,397,336		21,138,567		(46,144,433)		133,966,209
Total general expenses	38,149,619		89,782,055		5,019,445		(45,977,299)		86,973,820
Other revenues (expenses), net	632,971		6,831,617		1,864,792		170,720		9,500,100
Operating income	7,058,091		31,446,898		17,983,914		3,586		56,492,489
Financing cost, net	(29,017,169)		(31,880,276)		(2,866,917)		(3,585)		(63,767,947)
Foreign exchange income (loss), net	(10,448,807)		236,709,116		4,415,823		—		230,676,132
Profit (loss) sharing in joint ventures and associates	113,450,915		2,500,777		31,397,239		(147,196,962)		151,969
Income (loss) before duties, taxes and other	81,043,030		238,776,515		50,930,059		(147,196,961)		223,552,643
Total taxes, duties and other	(1,147,993)		141,775,172		766,309		—		141,393,488
Net income for the year	82,191,023		97,001,343		50,163,750		(147,196,961)		82,159,155
Total other comprehensive result					(52,255,383)		—		(52,255,383)
Total comprehensive income (loss)	Ps.	82,191,023	Ps.	97,001,343	Ps.	(2,091,633)	Ps.	(147,196,961)	Ps.	29,903,772

Supplemental Statement of Cash Flows
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the six-month period ended June 30, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income	Ps.	(268,619,086)	Ps.	(265,048,649)	Ps.	8,009,956	Ps.	257,010,422	Ps.	(268,647,357)
Total duties, taxes and other	8,639,331		80,418,824		1,915,552		—		90,973,707
Depreciation and amortization of wells, pipelines, properties, plant and equipment	284,137		71,593,632		2,380,860		—		74,258,629
Amortization of intangible assets	120,370		11,148		44,556		—		176,074
Impairment of wells, pipelines, properties, plant and equipment	—		17,548,991		—		—		17,548,991
Capitalized unsuccessful wells	—		4,492,742		—		—		4,492,742
Unsuccessful wells from intangible assets	—		10,836,456		—		—		10,836,456
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	73,346		2,464,759		(230,005)		—		2,308,100
Depreciation of rights of use	301,264		1,912,000		702,412		—		2,915,676
Discount rate of reserve for well abandonment	—		2,369,541		—		—		2,369,541
Loss (profit) sharing in joint ventures and associates	260,831,141		373,953		(4,459,890)		(257,010,420)		(265,216)
Unrealized foreign exchange loss (income)	106,241,032		9,287,579		4,757,313		—		120,285,924
Financing cost	65,947,218		1,210,804		3,942,460		—		71,100,482
Financing income	(4,648,274)		(4,361,078)		(1,185,099)		—		(10,194,451)
Duties and taxes	(3,645,278)		(129,007,832)		731,190		—		(131,921,920)
Accounts receivable, inventories, accounts payable, DFIs and provisions	22,021,534		112,825,868		(13,876,836)		—		120,970,566
Employee benefits	10,344,362		17,965,840		127,409		—		28,437,611
Inter-company charges and deductions	(223,822,780)		(182,138,998)		(17,649,958)		423,611,736		—
Cash flows from (used in) operating activities	(25,931,683)		(247,244,420)		(14,790,080)		423,611,738		135,645,555
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(791,371)		(104,251,526)		(56,528,026)		—		(161,570,923)
Other assets and other receivables	1,743,854		2,450,275		1,972,682		—		6,166,811
(Increase) decrease due to Inter-company investing	(207,652,706)		—		15,790,238		191,862,468		—
Cash flows (used in) from investing activities	(206,700,223)		(101,801,251)		(38,765,106)		191,862,468		(155,404,112)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	145,000,000		—		—		—		145,000,000
Collection and interest collected from the Mexican Government	13,497,342		—		—		—		13,497,342
Lease payments of principal and interest	(225,131)		(3,320,652)		(780,834)		—		(4,326,617)
Loans obtained from financial institutions	206,392,226		18,079,220		311,950,887		—		536,422,333
Debt payments, principal only	(276,498,585)		(19,010,190)		(324,681,732)		—		(620,190,507)
Interest paid	(69,812,226)		(2,572,120)		1,651,224		—		(70,733,122)
Inter-company increase (decrease) financing	207,697,556		358,464,555		49,312,095		(615,474,206)		—
Net cash flows from (used in) financing activities:	226,051,182		351,640,813		37,451,640		(615,474,206)		(330,571)
Net (decrease) increase in cash and cash equivalents	(6,580,724)		2,595,142		(16,103,546)		—		(20,089,128)
Effects of foreign exchange on cash balances	—		—		18,077,283		—		18,077,283
Cash and cash equivalents at the beginning of the year	21,332,062		8,121,798		39,293,516		—		68,747,376
Cash and cash equivalents at the end of the period	Ps.	14,751,338	Ps.	10,716,940	Ps.	41,267,253	Ps.	—	Ps.	66,735,531
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the six-month period ended June 30, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	82,191,023	Ps.	97,001,343	Ps.	50,163,750	Ps.	(147,196,961)	Ps.	82,159,155
Total duties, taxes and other	(1,147,993)		141,775,172		766,309		—		141,393,488
Depreciation and amortization of wells, pipelines, properties, plant and equipment	283,832		54,269,423		2,237,923		—		56,791,178
Amortization of intangible assets	148,197		10,213		37,686		—		196,096
Impairment of wells, pipelines, properties, plant and equipment	—		66,084,491		—		—		66,084,491
Capitalized unsuccessful wells	—		1,437,971		—		—		1,437,971
Unsuccessful wells from intangible assets	—		15,667,953		—		—		15,667,953
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	14		1,266,601		2,188,331		—		3,454,946
Depreciation of rights of use	294,821		1,912,430		178,326		—		2,385,577
Cancellation of leases	(124,191)		—		1,512		—		(122,679)
Discount rate of reserve for well abandonment	—		2,024,600		—		—		2,024,600
Loss (profit) sharing in joint ventures and associates	(113,450,915)		(2,001,116)		(29,884,071)		145,184,133		(151,969)
Unrealized foreign exchange loss (income)	(190,694,401)		(15,016,726)		(7,084,940)		—		(212,796,067)
Financing cost	65,163,379		6,312,376		3,305,062		—		74,780,817
Financing income	(5,953,863)		(1,679,381)		(591,287)		—		(8,224,531)
Duties and taxes	370,291		(91,561,760)		(1,820,648)		—		(93,012,117)
Accounts receivable, inventories, accounts payable, DFIs and provisions	6,637,569		32,450,467		(26,722,671)		—		12,365,365
Employee benefits	8,076,244		21,866,558		28,910		—		29,971,712
Inter-company charges and deductions	(27,299,944)		33,634,743		40,121,439		(46,456,238)		—
Cash flows from (used in) operating activities	(175,505,937)		365,455,358		32,925,631		(48,469,066)		174,405,986
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(671,888)		(102,774,574)		(35,080,639)		—		(138,527,101)
Other assets and other receivables	1,287,803		1,965,057		8,475,608		—		11,728,468
(Increase) decrease due to Inter-company investing	243,312,338		—		260,838		(243,573,176)		—
Cash flows (used in) from investing activities	243,928,253		(100,809,517)		(26,344,193)		(243,573,176)		(126,798,633)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	17,700,000		—		—		—		17,700,000
Collection and interest collected from the Mexican Government	32,449,191		—		—		—		32,449,191
Lease payments of principal and interest	(331,046)		(3,243,395)		(400,933)		—		(3,975,374)
Loans obtained from financial institutions	186,742,632		16,948,432		227,968,789		—		431,659,853
Debt payments, principal only	(184,323,260)		(21,434,858)		(231,080,707)		—		(436,838,825)
Interest paid	(70,713,213)		(4,838,220)		541,505		—		(75,009,928)
Inter-company increase (decrease) financing	(51,305,719)		(250,335,004)		9,598,481		292,042,242		—
Net cash flows from (used in) financing activities:	(69,781,415)		(262,903,045)		6,627,135		292,042,242		(34,015,083)
Net (decrease) increase in cash and cash equivalents	(1,359,099)		1,742,796		13,208,573		—		13,592,270
Effects of foreign exchange on cash balances	—		—		(13,891,581)		—		(13,891,581)
Cash and cash equivalents at the beginning of the year	14,809,052		11,293,133		38,312,326		—		64,414,511
Cash and cash equivalents at the end of the period	Ps.	13,449,953	Ps.	13,035,929	Ps.	37,629,318	Ps.	—	Ps.	64,115,200